Vanguard® Global ex-U.S. Real Estate Index Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (10.3%)
	Goodman Group	8,301,116	121,487
	Scentre Group	25,338,399	51,925
	Dexus (XASX)	5,251,671	35,291
	Stockland	11,659,708	31,594
	GPT Group	9,354,345	30,095
	Mirvac Group	19,237,111	29,144
	Vicinity Centres	18,887,485	27,636
	Lendlease Corp. Ltd.	3,364,234	24,373
	Charter Hall Group	2,310,207	20,878
	Shopping Centres Australasia Property Group	5,439,855	11,353
	Charter Hall Long Wale REIT	2,993,363	9,601
	National Storage REIT	5,314,013	9,292
	Charter Hall Retail REIT	2,558,572	7,573
	BWP Trust	2,348,883	7,078
	HomeCo Daily Needs REIT	7,133,934	6,925
	Waypoint REIT Ltd.	3,468,493	6,389
	Centuria Industrial REIT	2,653,095	5,919
	Ingenia Communities Group	1,795,201	5,886
	Arena REIT	1,694,757	5,753
	Lifestyle Communities Ltd.	463,707	5,524
	Centuria Capital Group	3,104,285	4,567
	Charter Hall Social Infrastructure REIT	1,618,978	4,301
	Abacus Property Group	2,005,960	4,144
	Cromwell Property Group	6,890,329	4,073
	Growthpoint Properties Australia Ltd.	1,435,498	3,815
	Rural Funds Group	1,875,336	3,613
	Home Consortium Ltd.	924,484	3,481
	Centuria Office REIT	2,144,234	2,810
	Dexus Industria REIT	1,106,772	2,339
	Hotel Property Investments	951,184	2,255
	GDI Property Group	2,490,084	1,712
[1]	HealthCo REIT	1,272,173	1,540
	Ram Essential Services Prope	1,772,256	1,036
	Cedar Woods Properties Ltd.	311,198	911
			494,313
Austria (0.3%)
	CA Immobilien Anlagen AG	228,366	7,454
	S IMMO AG	203,918	4,756
[1]	IMMOFINANZ AG	155,997	2,383
			14,593
Belgium (2.0%)
	Warehouses De Pauw CVA	689,449	23,437

		Shares	Market Value ($000)
	Aedifica SA	191,400	19,872
	Cofinimmo SA	143,981	16,204
	VGP NV	43,718	7,679
	Shurgard Self Storage SA	122,085	6,297
	Montea NV	50,194	5,076
	Xior Student Housing NV	102,075	4,465
	Retail Estates NV	55,842	3,943
	Intervest Offices & Warehouses NV	116,344	3,291
[1]	Care Property Invest NV	129,738	3,212
	Befimmo SA	24,622	1,193
	Immobel SA	19,520	1,173
			95,842
Brazil (0.5%)
	BR Malls Participacoes SA	4,062,153	6,226
	Multiplan Empreendimentos Imobiliarios SA	1,322,510	6,083
	Iguatemi SA (BVMF)	782,421	2,988
	Aliansce Sonae Shopping Centers SA	671,737	2,190
	JHSF Participacoes SA	1,511,796	1,666
	BR Properties SA	920,671	1,498
	LOG Commercial Properties e Participacoes SA	213,214	862
	Terra Santa Propriedades Agricolas SA	154,100	842
	Lavvi Empreendimentos Imobiliarios Ltda	450,386	423
[2]	Mitre Realty Empreendimentos E Participacoes LTDA	238,933	227
*	Moura Dubeux Engenharia SA	218,122	223
	SYN prop e tech SA	229,298	183
*	HBR Realty Empreendimentos Imobiliarios SA	168,978	143
	Iguatemi SA	60	—
			23,554
Canada (3.1%)
[1]	Canadian Apartment Properties REIT	416,246	15,768
	Tricon Capital Group Inc.	1,333,044	14,491
[1]	RioCan REIT	740,240	11,879
	Granite REIT	158,122	9,975
[1]	Choice Properties REIT	783,684	8,733
	Allied Properties REIT	306,961	8,191
	SmartCentres REIT	344,542	7,862
	H&R REIT	658,133	6,933
[1]	Summit Industrial Income REIT	452,404	6,582
	First Capital REIT	524,950	6,395
	Dream Industrial REIT	607,001	5,982
[1]	NorthWest Healthcare Properties REIT	564,592	5,798
[1]	Boardwalk REIT	110,623	4,219
[1]	Killam Apartment REIT	278,290	3,910
[1]	InterRent REIT	336,946	3,526
[1]	CT REIT	255,738	3,395
[1]	Crombie REIT	251,323	3,256
	DREAM Unlimited Corp. Class A	109,893	2,832
[1]	Artis REIT	291,536	2,655
	Primaris REIT	240,988	2,493
[1]	Dream Office REIT	115,461	1,842
	Morguard Corp.	21,235	1,833
[1]	Slate Grocery REIT	142,036	1,644
[1]	Morguard North American Residential REIT	95,897	1,269
[1,2]	Minto Apartment REIT	97,609	1,174
[1]	True North Commercial REIT	216,552	1,145
[1]	Nexus Industrial REIT	139,301	1,115
[1]	Automotive Properties REIT	91,510	933

		Shares	Market Value ($000)
[1]	Plaza Retail REIT	237,062	777
[1]	Slate Office REIT	190,135	696
[1]	European Residential REIT	205,838	609
[1]	BTB REIT	199,768	580
[1]	Inovalis REIT	76,239	428
			148,920
Chile (0.1%)
	Parque Arauco SA	3,294,888	2,782
	Cencosud Shopping SA	2,348,756	2,534
	Plaza SA	1,405,858	1,200
			6,516
China (7.6%)
	China Resources Land Ltd.	13,932,446	58,186
	China Overseas Land & Investment Ltd.	18,174,710	50,224
[2]	Longfor Group Holdings Ltd.	7,713,508	25,774
	Wharf Holdings Ltd.	6,715,652	24,558
	China Vanke Co. Ltd. Class H	8,000,583	15,218
[1]	Country Garden Holdings Co.	36,165,163	13,986
	Poly Developments and Holdings Group Co. Ltd. Class A	4,682,817	11,582
	China Vanke Co. Ltd. Class A	3,991,408	10,189
[3]	Sunac China Holdings Ltd.	15,857,136	8,327
	Yuexiu Property Co. Ltd.	6,040,218	7,546
	Greentown China Holdings Ltd.	3,806,314	7,524
	C&D International Investment Group Ltd.	2,620,000	6,374
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,110,515	6,329
	China Jinmao Holdings Group Ltd.	26,071,054	6,050
	CIFI Holdings Group Co. Ltd.	21,515,776	5,844
[1]	Hopson Development Holdings Ltd.	3,697,979	4,888
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,407,240	4,755
	Yuexiu REIT	11,250,576	4,371
	China Overseas Grand Oceans Group Ltd.	8,387,079	4,041
*	Seazen Group Ltd.	10,176,666	3,488
[1,3]	Shimao Group Holdings Ltd.	6,178,164	3,131
	Gemdale Corp. Class A	1,747,432	3,040
*	Seazen Holdings Co. Ltd. Class A	886,302	2,754
	Gemdale Properties & Investment Corp. Ltd.	30,390,000	2,514
	Sino-Ocean Group Holding Ltd.	15,474,329	2,504
	Shoucheng Holdings Ltd.	13,856,000	2,385
	Shui On Land Ltd.	17,812,038	2,361
	Agile Group Holdings Ltd.	7,161,409	2,347
	Shenzhen Investment Ltd.	12,244,201	2,308
[1]	Poly Property Group Co. Ltd.	9,691,048	2,077
[1]	Guangzhou R&F Properties Co. Ltd. Class H	8,033,813	1,897
[1,3]	China Evergrande Group	8,834,921	1,857
[1]	Radiance Holdings Group Co. Ltd.	3,172,000	1,718
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,200,647	1,700
*,1	SOHO China Ltd.	9,242,545	1,613
	Zhuguang Holdings Group Co. Ltd.	11,402,000	1,567
	China South City Holdings Ltd.	21,064,111	1,424
[2]	Red Star Macalline Group Corp. Ltd. Class H	3,706,036	1,411
[2]	Midea Real Estate Holding Ltd.	1,147,416	1,364
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,354,599	1,329
	Shanghai Lingang Holdings Corp. Ltd. Class A	731,261	1,324
	Shanghai Wanye Enterprises Co. Ltd. Class A	365,542	1,307
[3]	Kaisa Group Holdings Ltd.	12,019,944	1,286
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	869,064	1,277
*	Kwg Group Holdings Ltd.	5,780,658	1,171

		Shares	Market Value ($000)
[1,3]	Logan Group Co. Ltd.	4,100,984	1,139
[1,2]	Redco Properties Group Ltd.	4,592,000	1,135
[1]	Dexin China Holdings Co. Ltd.	3,886,000	1,078
*,1	Ganglong China Property Group Ltd.	2,013,000	1,076
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	599,672	1,036
[1]	Yincheng International Holding Co. Ltd.	2,722,000	1,035
	Tianjin Guangyu Development Co. Ltd. Class A	530,450	1,024
	Financial Street Holdings Co. Ltd. Class A	1,163,218	991
	Shanghai Lingang Holdings Corp. Ltd. Class B	1,004,789	985
*	Datang Group Holdings Ltd.	2,571,000	958
[1]	China Merchants Commercial REIT	2,859,000	944
	Huafa Industrial Co. Ltd. Zhuhai Class A	808,624	933
[1]	Powerlong Real Estate Holdings Ltd.	6,911,139	925
[1,3]	China Aoyuan Group Ltd.	6,084,000	915
*,1	Redsun Properties Group Ltd.	4,591,000	842
	Times China Holdings Ltd.	4,099,000	815
*	Jinke Properties Group Co. Ltd. Class A	2,028,945	790
*	RiseSun Real Estate Development Co. Ltd. Class A	1,676,879	698
	China SCE Group Holdings Ltd.	7,856,766	690
*	Grandjoy Holdings Group Co. Ltd. Class A	1,279,602	682
	Shanghai Industrial Urban Development Group Ltd.	8,458,799	678
	Beijing Capital Development Co. Ltd. Class A	992,876	657
*	GR Properties Ltd.	4,476,000	638
	Suning Universal Co. Ltd. Class A	1,184,575	637
*	Gree Real Estate Co. Ltd. Class A	716,889	636
	Road King Infrastructure Ltd.	1,088,000	633
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,477,888	625
*	Joy City Property Ltd.	17,485,500	622
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,202,109	613
	Lushang Health Industry Development Co. Ltd. Class A	406,298	573
*,1,3	Nam Tai Property Inc.	134,535	567
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	319,196	564
*	Yango Group Co. Ltd. Class A	1,605,275	547
*	Zhenro Properties Group Ltd.	9,356,000	543
	Beijing North Star Co. Ltd. Class H	4,378,000	535
	China World Trade Center Co. Ltd. Class A	249,964	535
*,1	LVGEM China Real Estate Investment Co. Ltd.	4,122,000	526
*	Shanghai Shimao Co. Ltd. Class A	1,308,304	525
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	391,936	502
*,1	Sunkwan Properties Group Ltd.	3,428,000	479
[1]	Yuzhou Group Holdings Co. Ltd.	9,471,383	451
	Greenland Hong Kong Holdings Ltd.	3,883,000	450
*	Greattown Holdings Ltd. Class A	895,512	436
[1]	Central China Real Estate Ltd.	4,544,000	400
[1]	JY Grandmark Holdings Ltd.	2,050,000	377
*	Zhong An Group Ltd.	10,925,000	363
	Hefei Urban Construction Development Co. Ltd. Class A	317,300	363
[1,2]	China Vast Industrial Urban Development Co. Ltd.	1,179,000	351
*,1	Ronshine China Holdings Ltd.	2,644,000	347
	Zhongliang Holdings Group Co. Ltd.	2,924,500	343
*,3	Yida China Holdings Ltd.	4,082,000	233
[1]	Shinsun Holdings Group Co. Ltd.	3,372,000	213
	Beijing North Star Co. Ltd. Class A	639,373	208
*,1	Jiayuan International Group Ltd.	5,880,000	202
*,3	Sinic Holdings Group Co. Ltd. Class H	2,979,000	190
*,1,3	Jingrui Holdings Ltd.	2,333,000	175
*,1,3	Fantasia Holdings Group Co. Ltd.	6,671,943	170

		Shares	Market Value ($000)
	Red Star Macalline Group Corp. Ltd. Class A	203,941	156
[1]	Huijing Holdings Co. Ltd.	4,058,000	129
	Skyfame Realty Holdings Ltd.	12,771,012	116
*,1	Leading Holdings Group Ltd.	1,319,000	77
	DaFa Properties Group Ltd.	1,147,970	45
*	Sanxun Holdings Group Ltd.	849,000	37
*,3	Zhongan Group Rights	50,803	—
			363,078
Egypt (0.1%)
	Talaat Moustafa Group	4,772,670	1,800
*	Medinet Nasr Housing	5,218,337	788
	Heliopolis Housing	1,848,100	525
	Palm Hills Developments SAE	6,502,877	424
*	Emaar Misr for Development SAE	2,958,705	373
			3,910
Finland (0.3%)
	Kojamo OYJ	736,577	13,140
[1]	Citycon OYJ	394,681	2,808
			15,948
France (2.5%)
*	Unibail-Rodamco-Westfield	569,454	32,336
	Gecina SA	265,703	27,243
	Klepierre SA	951,233	21,136
	Covivio	231,068	14,614
[1]	ICADE	156,336	7,827
	Nexity SA	242,288	5,954
	Carmila SA	219,009	3,466
	Altarea SCA	20,673	3,066
	Mercialys SA	242,643	2,151
			117,793
Germany (4.4%)
	Vonovia SE	3,791,700	126,339
	LEG Immobilien SE (XETR)	355,881	32,330
	Aroundtown SA	4,730,191	15,170
	TAG Immobilien AG	859,057	9,514
	Grand City Properties SA	507,113	6,916
	Deutsche Wohnen SE	234,489	5,798
	Hamborner REIT AG	342,118	3,010
[1]	Deutsche EuroShop AG (XETR)	116,669	2,555
[2]	Instone Real Estate Group SE	227,343	2,491
	DIC Asset AG	184,279	2,096
*,1,2	ADLER Group SA	402,418	1,427
[1]	alstria office REIT AG	68,025	841
[3]	Deutsche EuroShop AG	6,227	143
			208,630
Greece (0.1%)
*	LAMDA Development SA	335,921	1,996
Hong Kong (9.6%)
	Sun Hung Kai Properties Ltd.	7,498,941	89,516
	Link REIT	10,302,289	86,275
	CK Asset Holdings Ltd.	9,606,113	68,009
	Wharf Real Estate Investment Co. Ltd.	7,565,652	33,676
*,2	ESR Cayman Ltd.	12,882,400	33,500
	Hongkong Land Holdings Ltd.	5,515,212	28,668
	Sino Land Co. Ltd.	15,834,022	23,527
	Henderson Land Development Co. Ltd.	6,386,936	22,234

		Shares	Market Value ($000)
	Hang Lung Properties Ltd.	8,999,932	16,420
	Swire Properties Ltd.	5,151,200	12,274
	Hysan Development Co. Ltd.	2,936,655	9,003
	Hang Lung Group Ltd.	4,074,103	7,348
	Kerry Properties Ltd.	2,842,832	6,837
	Fortune REIT	7,093,861	6,058
	Champion REIT	9,242,512	4,076
	K Wah International Holdings Ltd.	6,728,338	2,502
	Sunlight REIT	4,950,400	2,364
*	Shun Tak Holdings Ltd.	11,186,000	2,097
	Prosperity REIT	5,993,649	1,832
	Far East Consortium International Ltd.	5,559,000	1,793
	SF REIT	2,472,000	1,014
[1]	Zensun Enterprises Ltd.	2,566,000	785
*	Jinmao Property Services Co. Ltd.	679,103	349
			460,157
India (1.7%)
	DLF Ltd.	3,022,924	14,793
	Embassy Office Parks REIT	2,601,204	11,959
*	Godrej Properties Ltd.	570,032	10,890
	Phoenix Mills Ltd.	471,127	7,479
	Oberoi Realty Ltd.	569,784	6,573
*	Macrotech Developers Ltd.	425,179	6,166
[2]	Mindspace Business Parks REIT	1,053,431	4,780
	Brigade Enterprises Ltd.	632,834	3,960
	Prestige Estates Projects Ltd.	684,340	3,588
[2]	Brookfield India Real Estate Trust	750,241	3,063
*	Indiabulls Real Estate Ltd.	2,335,719	2,152
	Mahindra Lifespace Developers Ltd.	367,210	1,859
	Sunteck Realty Ltd.	237,677	1,562
	Sobha Ltd.	175,154	1,554
	NESCO Ltd.	103,890	779
*	Hemisphere Properties India Ltd.	360,320	482
			81,639
Indonesia (0.3%)
*	Bumi Serpong Damai Tbk PT	44,881,527	2,787
	Ciputra Development Tbk PT	43,154,991	2,693
	Pakuwon Jati Tbk PT	73,677,028	2,266
	Summarecon Agung Tbk PT	43,747,781	1,788
*,3	Hanson International Tbk PT	444,252,900	1,498
*	Lippo Karawaci Tbk PT	155,383,249	1,100
*	Mega Manunggal Property Tbk PT	21,330,500	734
*	Kawasan Industri Jababeka Tbk PT	64,778,100	712
*	Alam Sutera Realty Tbk PT	56,551,197	634
	Puradelta Lestari Tbk PT	43,794,500	481
*	Pollux Properti Indonesia Tbk PT	8,432,200	230
*,3	Armidian Karyatama Tbk PT	34,315,100	116
			15,039
Ireland (0.1%)
	Irish Residential Properties REIT plc	2,107,096	2,923
Israel (2.1%)
	Azrieli Group Ltd.	177,410	14,221
	Alony Hetz Properties & Investments Ltd.	733,711	10,707
	Mivne Real Estate KD Ltd.	2,909,308	9,881
*	Melisron Ltd.	111,495	8,436
	Big Shopping Centers Ltd.	53,982	7,190

		Shares	Market Value ($000)
	Amot Investments Ltd.	958,398	6,571
*	Airport City Ltd.	321,979	6,225
	REIT 1 Ltd.	903,633	5,236
	Mega Or Holdings Ltd.	110,511	3,703
	Summit Real Estate Holdings Ltd.	174,235	3,175
	Sella Capital Real Estate Ltd.	1,056,297	3,133
	YH Dimri Construction & Development Ltd.	33,684	2,810
	AFI Properties Ltd.	49,545	2,592
	Israel Canada T.R Ltd.	595,869	2,301
	Gazit-Globe Ltd.	366,466	2,262
	Blue Square Real Estate Ltd.	24,846	1,938
	Gav-Yam Lands Corp. Ltd.	191,992	1,848
	Electra Real Estate Ltd.	100,887	1,666
	Isras Investment Co. Ltd.	7,730	1,530
*	Property & Building Corp. Ltd.	13,599	1,305
	Israel Land Development - Urban Renewal Ltd.	78,602	1,256
	Norstar Holdings Inc.	121,809	1,140
	Prashkovsky Investments and Construction Ltd.	33,541	1,086
*	Brack Capital Properties NV	2,377	268
			100,480
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	256,679	954
Japan (22.7%)
	Mitsui Fudosan Co. Ltd.	4,684,257	104,690
	Mitsubishi Estate Co. Ltd.	6,793,345	100,892
	Daiwa House Industry Co. Ltd.	3,252,174	80,355
	Sumitomo Realty & Development Co. Ltd.	2,324,867	64,197
	Nippon Building Fund Inc.	8,301	44,035
	Nippon Prologis REIT Inc.	13,040	33,911
	Japan Real Estate Investment Corp.	6,764	32,663
	Daito Trust Construction Co. Ltd.	336,525	31,903
	GLP J-REIT	21,914	28,820
	Nomura Real Estate Master Fund Inc.	23,000	28,814
	Japan Metropolitan Fund Investment	34,117	27,802
	Daiwa House REIT Investment Corp.	10,312	24,819
	Hulic Co. Ltd.	2,886,037	23,146
	Orix JREIT Inc.	13,461	19,312
	Advance Residence Investment Corp.	6,755	18,613
	United Urban Investment Corp.	15,245	16,619
	Tokyu Fudosan Holdings Corp.	2,950,244	15,987
	Tokyo Tatemono Co. Ltd.	1,021,283	15,041
	Japan Prime Realty Investment Corp.	4,864	14,853
	Industrial & Infrastructure Fund Investment Corp.	10,108	14,054
	Nomura Real Estate Holdings Inc.	570,629	13,843
	Sekisui House REIT Inc.	21,671	13,574
	Nippon Accommodations Fund Inc.	2,457	12,839
	LaSalle Logiport REIT	8,733	11,509
	Activia Properties Inc.	3,610	11,319
	Japan Hotel REIT Investment Corp.	21,807	11,317
	Kenedix Office Investment Corp.	2,092	11,245
	Japan Logistics Fund Inc.	4,568	10,977
	Mitsui Fudosan Logistics Park Inc.	2,670	10,487
	Daiwa Securities Living Investments Corp.	10,778	10,180
	Frontier Real Estate Investment Corp.	2,476	10,092
[1]	AEON REIT Investment Corp.	8,296	9,730
	Invincible Investment Corp.	29,687	9,339
[1]	Mori Hills REIT Investment Corp.	7,946	9,132

		Shares	Market Value ($000)
[1]	Kenedix Residential Next Investment Corp.	5,104	8,580
	Comforia Residential REIT Inc.	3,172	8,012
	Mitsubishi Estate Logistics REIT Investment Corp.	2,201	7,891
	NTT UD REIT Investment Corp.	6,855	7,854
	Hulic REIT Inc.	6,269	7,849
	Daiwa Office Investment Corp.	1,430	7,255
[1]	Tokyu REIT Inc.	4,553	6,656
	Katitas Co. Ltd.	246,692	6,211
	NIPPON REIT Investment Corp.	2,204	6,211
	Kenedix Retail REIT Corp.	2,854	6,118
	Aeon Mall Co. Ltd.	466,483	5,952
	Japan Excellent Inc.	6,240	5,936
	Hoshino Resorts REIT Inc.	1,192	5,838
	Mori Trust Sogo REIT Inc.	4,692	5,187
	Heiwa Real Estate REIT Inc.	4,553	5,097
	Heiwa Real Estate Co. Ltd.	160,432	4,830
	Ichigo Office REIT Investment Corp.	7,429	4,777
	Fukuoka REIT Corp.	3,549	4,605
	CRE Logistics REIT Inc.	2,772	4,242
	Hankyu Hanshin REIT Inc.	3,386	3,903
	Star Asia Investment Corp.	8,717	3,894
	Global One Real Estate Investment Corp.	4,663	3,849
	SOSiLA Logistics REIT Inc.	3,317	3,831
	Starts Corp. Inc.	160,900	3,492
	Samty Residential Investment Corp.	3,461	3,301
	Mirai Corp.	8,604	3,272
	Itochu Advance Logistics Investment Corp.	2,738	3,157
	Ichigo Inc.	1,202,800	2,717
	One REIT Inc.	1,304	2,711
	Takara Leben Real Estate Investment Corp.	2,808	2,444
[1]	Health Care & Medical Investment Corp.	1,752	2,281
	Keihanshin Building Co. Ltd.	215,800	2,123
	Starts Proceed Investment Corp.	1,081	2,093
	SAMTY Co. Ltd.	130,600	2,024
*	Leopalace21 Corp.	895,950	1,879
	Sankei Real Estate Inc.	2,276	1,717
[1]	ESCON Japan REIT Investment Corp.	1,746	1,571
	Tosei REIT Investment Corp.	1,470	1,531
	Mori Trust Hotel REIT Inc.	1,514	1,456
*,1	TKP Corp.	77,200	1,402
	TOC Co. Ltd.	232,529	1,388
	Tosei Corp.	139,300	1,338
	Sun Frontier Fudousan Co. Ltd.	136,900	1,148
	Xymax REIT Investment Corp.	1,161	1,121
	Takara Leben Co. Ltd.	398,152	1,106
[1]	Shinoken Group Co. Ltd.	118,900	985
	Goldcrest Co. Ltd.	71,040	966
	Marimo Regional Revitalization REIT Inc.	866	879
	Nippon Commercial Development Co. Ltd.	56,800	864
[1]	Ichigo Hotel REIT Investment Corp.	1,211	855
	Tokaido REIT Inc.	800	751
[1]	CRE Inc.	57,000	709
	Star Mica Holdings Co. Ltd.	58,300	697
*,1	SRE Holdings Corp.	29,900	620
	Ooedo Onsen REIT Investment Corp.	1,110	570
	Airport Facilities Co. Ltd.	128,400	527
	Dear Life Co. Ltd.	111,600	527
	Japan Property Management Center Co. Ltd.	65,200	520

		Shares	Market Value ($000)
[1]	Arealink Co. Ltd.	42,600	509
[1]	Tokyo Rakutenchi Co. Ltd.	14,400	432
[1]	Good Com Asset Co. Ltd.	39,100	375
[1]	Ardepro Co. Ltd.	83,939	301
[1]	Mirainovate Co. Ltd.	184,129	240
			1,087,286
Kuwait (0.2%)
*	National Real Estate Co. KPSC	5,370,229	3,033
	Commercial Real Estate Co. KSC	7,148,621	2,442
	Kuwait Real Estate Co. KSC	2,813,796	1,253
*	Al Mazaya Holding Co. KSCP	2,507,286	452
			7,180
Malaysia (0.5%)
	KLCCP Stapled Group	2,418,470	3,819
	Sunway REIT	9,065,834	3,077
	IGB REIT	7,544,800	2,747
	Axis REIT	5,969,300	2,616
	IOI Properties Group Bhd.	9,292,300	2,079
	Matrix Concepts Holdings Bhd.	2,908,828	1,485
	Sime Darby Property Bhd.	13,110,200	1,386
	UOA Development Bhd.	3,293,000	1,236
	SP Setia Bhd. Group	6,702,000	1,139
	Pavilion REIT	3,552,500	1,086
	Mah Sing Group Bhd.	7,446,125	996
	OSK Holdings Bhd	4,489,900	913
	Eco World Development Group Bhd. (XKLS)	6,073,000	868
	YTL Hospitality REIT	3,736,200	789
*	UEM Sunrise Bhd.	5,575,165	389
*	Eco World International Bhd.	4,131,600	312
*	Eastern & Oriental Bhd.	2,523,200	278
*	YNH Property Bhd.	127,400	97
*	Sunway Bhd. Warrants Exp. 10/3/24	1,339,862	95
*	Eco World Development Group Bhd. Warrants Exp. 4/12/29	1,186,080	28
			25,435
Mexico (0.9%)
	Fibra Uno Administracion SA de CV	13,928,685	14,219
	Corp. Inmobiliaria Vesta SAB de CV	3,210,850	6,324
	Prologis Property Mexico SA de CV	2,210,619	6,154
	PLA Administradora Industrial S de RL de CV	3,842,508	5,466
	Concentradora Fibra Danhos SA de CV	4,053,598	4,633
[2]	Macquarie Mexico Real Estate Management SA de CV	3,535,990	4,609
			41,405
Netherlands (0.4%)
	Eurocommercial Properties NV	195,238	4,420
[2]	CTP NV	318,350	4,094
	Wereldhave NV	197,888	2,998
	NSI NV	87,306	2,833
	Vastned Retail NV	86,911	2,106
			16,451
New Zealand (0.5%)
	Goodman Property Trust	5,145,027	7,066
	Precinct Properties New Zealand Ltd.	6,333,706	5,669
	Kiwi Property Group Ltd.	7,691,887	4,938
	Vital Healthcare Property Trust	2,325,318	4,153
	Argosy Property Ltd.	4,071,285	3,351
			25,177

		Shares	Market Value ($000)
Norway (0.3%)
[2]	Entra ASA	887,711	12,501
	Selvaag Bolig ASA	210,321	893
			13,394
Other (0.1%)[4]
[5]	Vanguard Real Estate ETF	39,614	3,920
Philippines (1.3%)
	SM Prime Holdings Inc.	55,020,007	36,565
	Ayala Land Inc.	28,891,660	13,260
	Robinson's Land Corp.	9,658,172	2,982
	Megaworld Corp.	58,775,100	2,412
	RL Commercial REIT Inc.	17,500,200	2,031
	AREIT Inc.	2,905,820	1,904
	MREIT Inc.	4,668,000	1,351
	Filinvest REIT Corp.	8,980,600	1,108
	DDMP REIT Inc.	30,968,000	860
	Filinvest Land Inc.	39,909,000	637
	Vista Land & Lifescapes Inc.	14,802,178	530
	DoubleDragon Properties Corp.	3,505,460	490
			64,130
Poland (0.0%)
	Develia SA	2,207,609	1,150
Qatar (0.2%)
	Barwa Real Estate Co.	9,329,607	9,248
*	Ezdan Holding Group QSC	7,712,478	2,264
			11,512
Romania (0.1%)
	MAS Real Estate Inc.	2,046,977	2,527
Russia (0.0%)
[3]	Etalon Group plc GDR (Registered)	993,429	—
[3]	INGRAD PJSC	43,530	—
			—
Saudi Arabia (0.7%)
*	Dar Al Arkan Real Estate Development Co.	2,582,885	8,724
*	Emaar Economic City	2,709,221	7,344
	Arabian Centres Co. Ltd.	507,817	2,706
	Arriyadh Development Co.	424,244	2,613
*	Saudi Real Estate Co.	646,946	2,348
	Jadwa REIT Saudi Fund	599,636	1,949
	Riyad REIT Fund	598,997	1,714
	Al Rajhi REIT	586,995	1,526
	Derayah REIT	490,149	1,443
	Sedco Capital REIT Fund	396,034	1,074
	Alandalus Property Co.	217,018	941
	Musharaka Real Estate Income Fund	312,265	782
	Alahli REIT Fund 1	208,941	579
	Alkhabeer REIT	267,231	545
	Al Maather REIT Fund	197,064	467
	Swicorp Wabel REIT	203,729	287
			35,042
Singapore (6.7%)
	CapitaLand Integrated Commercial Trust	24,912,468	39,355
	Ascendas REIT	16,397,684	35,295
	Capitaland Investment Ltd.	12,029,738	34,229
	Mapletree Logistics Trust	15,631,123	19,950

		Shares	Market Value ($000)
	Mapletree Industrial Trust	9,554,391	18,767
	Frasers Logistics & Commercial Trust	14,238,652	14,864
	Mapletree Commercial Trust	10,708,941	14,751
	City Developments Ltd.	2,304,790	12,949
	UOL Group Ltd.	2,311,178	12,487
	Suntec REIT	10,653,827	12,444
	Keppel DC REIT	6,459,724	9,685
	Frasers Centrepoint Trust	5,241,940	8,858
	Ascott Residence Trust	9,445,522	8,021
	Keppel REIT	9,656,615	7,764
	ESR-REIT	25,343,161	7,712
	Parkway Life REIT	1,886,397	6,544
	Lendlease Global Commercial REIT	9,020,789	5,461
	Manulife US REIT	8,666,610	5,030
	CapitaLand China Trust	5,619,408	4,807
	CDL Hospitality Trusts	4,097,299	3,922
	OUE Commercial REIT	11,756,067	3,276
	SPH REIT	4,682,000	3,205
	Cromwell European REIT	1,498,466	3,061
	Ascendas India Trust	3,587,400	3,018
	Starhill Global REIT	6,912,168	2,982
	Wing Tai Holdings Ltd.	2,354,100	2,881
	Keppel Pacific Oak US REIT	3,794,500	2,658
	Far East Hospitality Trust	5,092,592	2,362
	AIMS APAC REIT	2,256,576	2,273
	Yanlord Land Group Ltd.	2,729,304	2,040
	Prime US REIT	2,740,000	1,919
	Sasseur REIT	2,587,400	1,481
*	Digital Core REIT Management Private Ltd.	1,642,100	1,431
	OUE Ltd.	1,468,500	1,393
	First REIT	5,760,426	1,170
	IREIT Global	2,413,453	1,048
*	Daiwa House Logistics Trust	1,704,800	882
	Tuan Sing Holdings Ltd.	2,410,300	665
	EC World REIT	1,235,600	479
*,3	Eagle Hospitality Trust	2,602,300	357
			321,476
South Africa (1.4%)
	Growthpoint Properties Ltd.	16,762,983	13,663
	NEPI Rockcastle plc	2,320,083	12,798
	Redefine Properties Ltd.	33,139,131	8,141
	Resilient REIT Ltd.	1,560,223	5,411
	Equites Property Fund Ltd.	3,819,900	4,392
	Fortress REIT Ltd. Class A	5,841,032	4,217
	Vukile Property Fund Ltd.	4,415,145	3,774
	Hyprop Investments Ltd.	1,681,846	3,739
	Stor-Age Property REIT Ltd.	2,278,983	1,922
	Investec Property Fund Ltd.	2,820,642	1,848
	SA Corporate Real Estate Ltd.	11,988,513	1,561
*	Attacq Ltd.	3,732,828	1,413
	Fairvest Ltd.	6,314,596	1,257
*	Fortress REIT Ltd. Class B	4,255,838	1,021
	Emira Property Fund Ltd.	1,477,642	907
			66,064
South Korea (0.4%)
	ESR Kendall Square REIT Co. Ltd.	720,835	2,878
	LOTTE REIT Co. Ltd.	591,691	2,314

		Shares	Market Value ($000)
	JR Global REIT	634,860	2,298
	Shinhan Alpha REIT Co. Ltd.	292,913	1,762
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	439,708	1,503
	SK REIT Co. Ltd.	295,264	1,212
	Koramco Energy Plus REIT	212,071	922
	D&D Platform REIT Co. Ltd.	262,826	916
	Korea Real Estate Investment & Trust Co. Ltd.	693,294	896
[1]	SK D&D Co. Ltd.	37,059	736
	IGIS Value Plus REIT Co. Ltd.	148,808	588
	NH All One REIT Co. Ltd	139,224	490
	Shinhan Seobu T&D REIT Co. Ltd.	130,090	474
*	SK REITS Co. Ltd. Rights Exp. 8/5/22	75,776	—
			16,989
Spain (0.6%)
	Merlin Properties Socimi SA	1,629,883	17,482
	Inmobiliaria Colonial Socimi SA	1,320,086	8,746
[2]	Aedas Homes SA	87,028	1,491
	Lar Espana Real Estate Socimi SA	280,477	1,373
[2]	Metrovacesa SA	139,143	968
			30,060
Sweden (3.4%)
	Castellum AB	1,350,155	21,646
	Sagax AB Class B	812,418	20,938
*	Fastighets AB Balder Class B	3,080,409	19,678
	Fabege AB	1,325,695	13,608
	Wihlborgs Fastigheter AB	1,307,100	11,146
	Wallenstam AB Class B	2,051,572	10,458
[1]	Samhallsbyggnadsbolaget i Norden AB	5,544,623	10,288
	Hufvudstaden AB Class A	576,672	7,960
	Nyfosa AB	818,832	7,645
	Catena AB	156,795	7,185
*	Pandox AB Class B	435,542	6,387
	Cibus Nordic Real Estate AB	222,342	3,985
	Dios Fastigheter AB	444,601	3,514
	Atrium Ljungberg AB Class B	234,350	3,485
	NP3 Fastigheter AB	139,199	3,479
	Platzer Fastigheter Holding AB Class B	299,015	2,563
[1]	Akelius Residential Property AB Class D	1,062,224	1,982
	Sagax AB Class D	559,385	1,620
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	766,523	1,470
*	K-fast Holding AB Class B	298,112	856
*	Klarabo Sverige AB Class B	371,350	698
*	Annehem Fastigheter AB Class B	192,007	569
*,1	Logistea AB Class B	269,708	412
			161,572
Switzerland (1.8%)
	Swiss Prime Site AG (Registered)	374,430	34,097
	PSP Swiss Property AG (Registered)	224,092	26,800
	Allreal Holding AG (Registered)	73,741	12,200
	Mobimo Holding AG (Registered)	35,396	9,114
	Intershop Holding AG	6,048	4,066
			86,277
Taiwan (1.0%)
	Ruentex Development Co. Ltd.	6,682,580	12,278
	Highwealth Construction Corp.	5,803,598	8,805
	Huaku Development Co. Ltd.	1,151,854	3,451
	Chong Hong Construction Co. Ltd.	1,063,297	2,577

		Shares	Market Value ($000)
	Farglory Land Development Co. Ltd.	1,000,631	2,108
	Prince Housing & Development Corp.	5,250,478	2,029
	Kindom Development Co. Ltd.	1,823,900	1,833
	Hung Sheng Construction Ltd.	1,689,520	1,388
	Cathay Real Estate Development Co. Ltd.	2,279,100	1,257
	Sakura Development Co. Ltd.	1,103,931	1,214
*	Delpha Construction Co. Ltd.	2,283,000	1,107
	Advancetek Enterprise Co. Ltd.	1,225,000	928
	KEE TAI Properties Co. Ltd.	2,005,869	887
	Chung Lien Co. Ltd.	384,000	821
	Kuo Yang Construction Co. Ltd.	1,249,802	811
	ZongTai Real Estate Development Co. Ltd.	862,033	798
	Huang Hsiang Construction Corp.	509,000	736
	Hong Pu Real Estate Development Co. Ltd.	1,002,194	719
*	King's Town Construction Co. Ltd.	581,000	711
	Yungshin Construction & Development Co. Ltd.	331,000	669
*	Shining Building Business Co. Ltd.	2,114,869	651
	Yea Shin International Development Co. Ltd.	748,796	572
	Hung Ching Development & Construction Co. Ltd.	632,000	528
	GTM Holdings Corp.	619,000	505
*,3	Taiwan Land Development Corp.	2,224,000	199
			47,582
Thailand (1.0%)
	Central Pattana PCL	6,580,600	11,463
	CPN Retail Growth Leasehold REIT	9,551,635	4,920
	Land & Houses PCL (Registered)	17,533,000	4,067
	Lotus's Retail Growth Freehold And Leasehold Property Fund	8,429,930	3,125
	WHA Corp. PCL	35,615,986	2,923
[1]	WHA Premium Growth Freehold & Leasehold REIT Class F	7,312,496	2,054
	Frasers Property THA	6,989,800	2,032
	Supalai PCL	3,727,381	1,972
	Amata Corp. PCL	2,901,623	1,427
*	MBK PCL	3,248,992	1,396
[1]	Origin Property PCL Class F	4,740,198	1,300
[1]	Quality Houses PCL	21,296,400	1,241
	AP Thailand PCL	4,345,220	1,158
	Bangkok Land PCL	41,354,795	1,155
	IMPACT Growth REIT	2,915,000	1,149
	Pruksa Holding PCL	3,054,200	1,035
[1]	Sansiri PCL	28,924,825	792
	Pruksa Real Estate PCL	3,024,500	764
	SC Asset Corp. PCL	8,256,040	764
	Hemaraj Leasehold REIT	3,743,300	748
*,1	Singha Estate PCL	13,544,300	693
	Ally Leasehold REIT (XBKK)	3,338,700	626
*	U City PCL Class F	15,158,624	481
	Noble Development PCL	3,624,228	445
[1]	LPN Development PCL	2,251,000	270
*	MBK PCL Warrants Exp. 11/15/23	127,968	48
	Sansiri PCL NDVR	1,135,675	31
	SC Asset Corp. PCL NVDR	251,197	23
*	Noble Development PCL Warrants Exp. 1/12/24	783,375	9
*,3	PACE Development Corp. PCL Warrants Exp. 8/29/22	11,308,800	6
	S Prime Growth Leasehold REIT	15,500	3
			48,120
Turkey (0.2%)
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,296,765	2,547

		Shares	Market Value ($000)
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,515,845	1,649
	Yeni Gimat Gayrimenkul Ortakligi A/S	932,148	1,141
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	2,592,167	857
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	4,226,013	737
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	2,911,555	373
			7,304
United Arab Emirates (1.3%)
	Emaar Properties PJSC	19,569,180	29,367
	Aldar Properties PJSC	18,823,948	25,147
*	Emaar Development PJSC	4,128,043	4,991
*	RAK Properties PJSC	4,764,648	901
*	Deyaar Development PJSC	5,336,707	729
*	Manazel PJSC	6,209,481	657
*	Eshraq Investments PJSC	5,457,141	495
			62,287
United Kingdom (8.5%)
	Segro plc	5,870,810	78,540
	Land Securities Group plc	3,667,249	32,771
	UNITE Group plc	1,948,177	27,776
	British Land Co. plc	4,579,182	27,533
	Tritax Big Box REIT plc	9,125,181	21,954
	Derwent London plc	548,395	19,146
[1]	LXI REIT plc	9,194,725	16,655
	Big Yellow Group plc	844,367	14,647
	LondonMetric Property plc	4,787,454	14,630
	Safestore Holdings plc	1,029,319	14,333
	Grainger plc	3,621,633	13,089
	Assura plc	14,449,197	12,109
	Primary Health Properties plc	6,515,236	11,722
[1]	Supermarket Income REIT plc	6,048,955	9,509
	Great Portland Estates plc	1,242,434	9,405
	Shaftesbury plc	1,409,203	8,647
	Capital & Counties Properties plc	4,169,412	7,554
	Sirius Real Estate Ltd.	5,740,900	6,682
	BMO Commercial Property Trust Ltd.	3,913,774	5,718
	Home REIT plc	3,868,978	5,608
[1]	Hammerson plc	17,141,724	5,233
	Workspace Group plc	680,129	4,888
	UK Commercial Property REIT Ltd.	4,189,840	3,933
	PRS REIT plc	2,690,650	3,606
	Empiric Student Property REIT plc	2,957,402	3,243
	Civitas Social Housing REIT plc	3,064,176	3,091
	Picton Property Income Ltd.	2,653,841	2,989
	Custodian REIT plc	2,142,205	2,838
	Impact Healthcare REIT plc (XLON)	1,877,900	2,687
	Helical plc	523,703	2,495
	CLS Holdings plc	896,772	2,216
[2]	Triple Point Social Housing REIT plc	1,806,916	2,050
	Phoenix Spree Deutschland Ltd.	488,517	2,014
	Standard Life Investment Property Income Trust REIT Ltd.	1,994,397	1,923
[2]	Regional REIT Ltd.	2,124,246	1,911
	Schroder REIT Ltd.	2,798,252	1,847
	NewRiver REIT plc	1,500,038	1,608
	AEW UK REIT plc	760,562	1,105
*,1,3	Intu Properties plc	5,001,586	—
			407,705
Total Common Stocks (Cost $5,596,663)			4,746,330

		Shares	Market Value ($000)
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[6,7]	Vanguard Market Liquidity Fund, 1.903% (Cost $146,592)	1,466,417	146,583
Total Investments (102.3%) (Cost $5,743,255)			4,892,913
Other Assets and Liabilities—Net (-2.3%)			(111,735)
Net Assets (100%)			4,781,178
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $127,163,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $104,321,000, representing 2.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $143,405,000 was received for securities on loan.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2022	200	19,521	484
MSCI Emerging Markets Index	September 2022	241	12,032	(90)
Topix Index	September 2022	31	4,504	76
				470

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	9/21/22	AUD	6,390	USD	4,342	126	—
UBS AG	9/21/22	EUR	4,387	USD	4,646	—	(146)
Royal Bank of Canada	9/21/22	EUR	3,499	USD	3,530	59	—
Toronto-Dominion Bank	9/21/22	EUR	3,120	USD	3,202	—	(2)
Standard Chartered Bank	9/21/22	EUR	2,684	USD	2,814	—	(60)
Standard Chartered Bank	9/21/22	EUR	2,512	USD	2,554	23	—
JPMorgan Chase Bank, N.A.	9/21/22	EUR	1,893	USD	2,043	—	(101)
UBS AG	9/21/22	JPY	669,280	USD	5,181	—	(142)
Bank of Montreal	9/21/22	JPY	403,178	USD	3,021	15	—
Standard Chartered Bank	9/21/22	JPY	360,970	USD	2,684	34	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	9/21/22	SGD	11,162	USD	8,120	—	(40)
Goldman Sachs International	9/21/22	SGD	847	USD	611	2	—
Bank of America, N.A.	9/21/22	USD	4,663	AUD	6,856	—	(132)
Barclays Bank plc	9/21/22	USD	3,632	AUD	5,349	—	(109)
Royal Bank of Canada	9/21/22	USD	1,149	AUD	1,588	38	—
Bank of America, N.A.	9/21/22	USD	658	CAD	829	10	—
Bank of America, N.A.	9/21/22	USD	2,063	CHF	2,000	—	(47)
Royal Bank of Canada	9/21/22	USD	13,729	EUR	12,714	687	—
Barclays Bank plc	9/21/22	USD	6,608	EUR	6,526	—	(86)
Deutsche Bank AG	9/21/22	USD	2,233	EUR	2,100	79	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	2,203	GBP	1,749	71	—
State Street Bank & Trust Co.	9/21/22	USD	5,706	HKD	44,706	3	—
Toronto-Dominion Bank	9/21/22	USD	3,995	HKD	31,257	7	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	676	HKD	5,294	1	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	8,159	JPY	1,090,222	—	(50)
Bank of Montreal	9/21/22	USD	3,005	JPY	406,420	—	(55)
Toronto-Dominion Bank	9/21/22	USD	2,143	JPY	291,581	—	(53)
Toronto-Dominion Bank	9/21/22	USD	7,293	SGD	10,035	29	—
JPMorgan Chase Bank, N.A.	9/21/22	USD	2,570	SGD	3,551	—	(1)
UBS AG	9/21/22	USD	140	ZAR	2,190	9	—
						1,193	(1,024)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.
At July 31, 2022, the counterparties had deposited in segregated accounts cash of $710,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	220,394	—	—	220,394
Common Stocks—Other	3,920	4,501,707	20,309	4,525,936
Temporary Cash Investments	146,583	—	—	146,583
Total	370,897	4,501,707	20,309	4,892,913
Derivative Financial Instruments
Assets
Futures Contracts[1]	560	—	—	560
Forward Currency Contracts	—	1,193	—	1,193
Total	560	1,193	—	1,753
Liabilities
Futures Contracts[1]	90	—	—	90
Forward Currency Contracts	—	1,024	—	1,024
Total	90	1,024	—	1,114
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	191,399	NA1	NA1	(34)	(16)	35	—	146,583
Vanguard Real Estate ETF	28,276	10,132	30,641	1,657	(5,504)	529	—	3,920
Total	219,675	10,132	30,641	1,623	(5,520)	564	—	150,503
1	Not applicable—purchases and sales are for temporary cash investment purposes.